Derecognition and offset of financial instruments	6 Months Ended
Jun. 30, 2018
Disclosure of derecognition and offsetting of financial assets and liabilities [Abstract]
Disclosure of derecognition and offsetting of financial assets and liabilities

12.	DERECOGNITION AND OFFSET OF FINANCIAL INSTRUMENTS

(1)	Derecognition of financial instruments

Transferred financial assets that do not meet the condition of derecognition in their entirety.

a)	Disposal of securities under repurchase agreements

The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition, are as follows (Unit: Korean Won in millions):

		June 30, 2018	December 31, 2017
Assets transferred	Financial assets at FVTOCI	10,002	—
	AFS financial assets	—	9,998
	Securities at amortized cost	5,444	—
	HTM financial assets	—	5,436

	Total	15,446	15,434

Related liabilities	Bonds sold under repurchase agreements	5,372	3,173

b)	Securities loaned

When the Group loans its securities to outside parties, the legal ownerships of the securities are transferred; however, they should be returned at the end of lending period. Therefore, the Group does not derecognize them from the financial statements as it owns majority of risks and benefits from the securities continuously, regardless of the transfer of legal ownership. The carrying amounts of the securities loaned are as follows (Unit: Korean Won in millions):

		June 30, 2018	December 31, 2017	Loaned to
Financial assets at FVTOCI	Korean treasury, corporation bonds and others	50,139	—	Korea Securities Finance Corporation
AFS financial assets	Korean treasury, government bonds and others	—	170,256	Korea Securities Finance Corporation and others

	Total	50,139	170,256

The details of the transferred financial assets that are not meet the condition of derecognition in their entirety, such as disposal of securities under repurchase agreement or securities loaned, are explained in Note 18.

(2)	The offset of financial assets and liabilities

The Group possesses both the uncollected domestic exchange receivables and the unpaid domestic exchange payable, which satisfy offsetting criteria of IAS 32. Therefore, the total number of uncollected domestic exchange receivables or unpaid domestic exchange payable has been countervailed with part of unpaid domestic exchange payable or uncollected domestic exchange receivables and has been disclosed in loans at amortized cost and other financial assets (loans and receivables in previous year) or other financial liabilities of the Group’s statements of financial position.

The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32, but provide the Group under the circumstances of the trading party’s defaults, insolvency or bankruptcy, the right of offsetting. Item such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party’s default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.

The Group has entered into a resale and repurchase agreement and accounted it as a collateralized borrowing. The Group has also entered into a resale and purchase agreement and accounted it as a secured advance. The resale and repurchase agreements can have the offsetting right only under the trading party’s default, insolvency or bankruptcy, which do not satisfy the offsetting criteria of IAS 32. The Group recorded the collateralized borrowing in borrowings and the secured loans in loans and receivables. The Group under the repurchase agreements has offsetting right only upon the counterparty’s default, insolvency or bankruptcy; thus, the repurchase agreements are applied by the TBMA/ISMA Global Master Repurchase Agreement, which does not satisfy the offsetting criteria of IAS 32. The Group disclosed bonds sold (purchased) under repurchase(resale) agreements as borrowings loan at amortized cost and other financial assets (loans and receivables in previous year).

As of June 30, 2018 and December 31, 2017, the financial instruments to be off set and may be covered by master netting agreements and similar agreements are as follows (Unit: Korean Won in millions):

	June 30, 2018
	Gross amounts of recognized financial assets	Gross amounts of recognized financial assets set off	Net amounts of financial assets presented	Related amounts not set off in the consolidated statement of financial position		Net amounts
				Netting agreements and others	Cash collateral received
Financial assets:
Derivative assets and others (*1)	2,132,698	—	2,132,698	8,716,272	21,543	857,980
Receivable spot exchange (*2)	7,463,097	—	7,463,097
Bonds purchased under resale agreements (*2)	6,999,881	—	6,999,881	6,999,881	—	—
Domestic exchanges receivable (*2)(*5)	27,527,610	27,338,204	189,406	—	—	189,406

Total	44,123,286	27,338,204	16,785,082	15,716,153	21,543	1,047,386

	June 30, 2018
	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial liabilities set off	Net amounts of financial liabilities presented	Related amounts not set off in the consolidated statement of financial position		Net amounts
				Netting agreements and others	Cash collateral pledged
Financial liabilities:
Derivative liabilities and others (*1)	2,305,516	—	2,305,516	8,704,614	208,955	856,626
Payable spot exchange (*3)	7,464,679	—	7,464,679
Bonds sold under repurchase agreements (*4)	5,372	—	5,372	5,372	—	—
Domestic exchanges payable (*3)(*5)	31,538,065	27,338,204	4,199,861	3,408,953	—	790,908

Total	41,313,632	27,338,204	13,975,428	12,118,939	208,955	1,647,534

(*1)	The items include derivatives held for trading, derivatives held for hedging and equity-linked securities.
(*2)	The items are included in loan at amortized cost and other financial assets.
(*3)	The items are included in other financial liabilities.
(*4)	The items are included in borrowings.
(*5)	Certain financial assets and liabilities are presented as net amounts.

	December 31, 2017
	Gross amounts of recognized financial assets	Gross amounts of recognized financial assets set off	Net amounts of financial assets presented	Related amounts not set off in the consolidated statement of financial position		Net amounts
				Netting agreements and others	Cash collateral received
Financial assets:
Derivative assets and others (*1)	2,992,476	1,710	2,990,766	5,787,448	174,415	796,629
Receivable spot exchange (*2)	3,767,726	—	3,767,726
Bonds purchased under resale agreements (*2)	16,859,064	—	16,859,064	16,859,064	—	—
Domestic exchanges receivable (*2)(*5)	39,050,227	38,985,354	64,873	—	—	64,873

Total	62,669,493	38,987,064	23,682,429	22,646,512	174,415	861,502

	December 31, 2017
	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial liabilities set off	Net amounts of financial liabilities presented	Related amounts not set off in the consolidated statement of financial position		Net amounts
				Netting agreements and others	Cash collateral pledged
Financial liabilities:
Derivative liabilities and others (*1)	3,160,217	1,710	3,158,507	5,866,682	157,750	857,961
Payable spot exchange (*3)	3,723,886	—	3,723,886
Bonds sold under repurchase agreements (*4)	3,173	—	3,173	3,173	—	—
Domestic exchanges payable (*3)(*5)	40,284,515	38,985,354	1,299,161	1,293,931	—	5,230

Total	47,171,791	38,987,064	8,184,727	7,163,786	157,750	863,191

(*1)	The items include derivatives held for trading, derivatives for hedging and equity linked securities.
(*2)	The items are included in loans and receivables.
(*3)	The items are included in other financial liabilities.
(*4)	The items are included in borrowings.
(*5)	Certain financial assets and liabilities are presented at as net amounts.